Schedule of Property and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Property, plant and equipment
Total property and equipment, at cost	$ 3,888		$ 3,633
Less: Accumulated depreciation and amortization	2,228		2,063
Property and equipment, net	1,660		1,570
Land
Property, plant and equipment
Total property and equipment, at cost	79	[1]	52	[1]
Building
Property, plant and equipment
Total property and equipment, at cost	520	[1]	387	[1]
Leasehold Improvements
Property, plant and equipment
Total property and equipment, at cost	81		71
Machinery and Equipment
Property, plant and equipment
Total property and equipment, at cost	2,504		2,309
Furniture, Fixtures and Equipment
Property, plant and equipment
Total property and equipment, at cost	244		214
Equipment Leased to Others
Property, plant and equipment
Total property and equipment, at cost	301		291
Less: Accumulated depreciation and amortization	94		103
Property and equipment, net	207		188
Construction in Progress
Property, plant and equipment
Total property and equipment, at cost	$ 159	[1]	$ 309	[1]

[1]	We consolidated our executive management, certain business operations, and product development into a 1.2 million square foot, world headquarters site in Lisle, Illinois, which we completed in the first quarter of fiscal 2012, and we are consolidating our testing and validation center in our Melrose Park facility, which we expect to complete in 2013. Construction in progress includes amounts related to this activity.